Offsetting of financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Text Block
Offsetting Of Financial Assets And Liabilities

Note 21 – Offsetting of financial assets and liabilities

The following tables present the potential effect of rights of setoff associated with the Corporation’s recognized financial assets and liabilities at December 31, 2017 and December 31, 2016.

As of December 31, 2017
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Received	Cash Collateral Received	Net Amount
Derivatives	$16,719	$-	$16,719	$121	$-	$-	$16,598
Total	$16,719	$-	$16,719	$121	$-	$-	$16,598

As of December 31, 2017
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Pledged	Cash Collateral Pledged	Net Amount
Derivatives	$14,431	$-	$14,431	$121	$8	$-	$14,302
Repurchase agreements	390,921	-	390,921	-	390,921	-	-
Total	$405,352	$-	$405,352	$121	$390,929	$-	$14,302

As of December 31, 2016
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Received	Cash Collateral Received	Net Amount
Derivatives	$14,094	$-	$14,094	$551	$-	$-	$13,543
Reverse repurchase agreements	23,637	-	23,637	-	23,637	-	-
Total	$37,731	$-	$37,731	$551	$23,637	$-	$13,543

As of December 31, 2016
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Pledged	Cash Collateral Pledged	Net Amount
Derivatives	$12,842	$-	$12,842	$551	$747	$-	$11,544
Repurchase agreements	479,425	-	479,425	-	479,425	-	-
Total	$492,267	$-	$492,267	$551	$480,172	$-	$11,544

The Corporation’s derivatives are subject to agreements which allow a right of set-off with each respective counterparty. In addition, the Corporation’s Repurchase Agreements and Reverse Repurchase Agreements have a right of set-off with the respective counterparty under the supplemental terms of the Master Repurchase Agreements. In an event of default each party has a right of set-off against the other party for amounts owed in the related agreement and any other amount or obligation owed in respect of any other agreement or transaction between them.